Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Equity [Abstract]
Schedule of Share-Based Compensation Expense

The following table provides total stock-based compensation expense by award type:

	June 30,
(in thousands)	2023	2022
Stock option awards	$1,452	$753
Restricted stock units	5,285	4,363
Total share-based compensation	$6,737	$5,116

Summary of Stock Option Activity

The following table presents a summary of stock option activity under the 2021 Plan:

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at June 30, 2023	2,869,837	$10.31	8.80	$-
Granted	359,214	1.26		-
Exercised	-	-		-
Forfeited or cancelled	(513,235)	10.50		-
Outstanding at September 30, 2023	2,715,816	$9.07	8.60	$-

The following table presents a summary of stock option activity under the 2021 Plan:

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at June 30, 2021	-	$-		$-
Granted	3,533,627	10.50		-
Exercised	-	-		-
Forfeited or cancelled	(30,100)	10.50		-
Outstanding at June 30, 2022	3,503,527	$10.50	9.60	$-
Granted	842,872	9.82		-
Exercised	-	-		-
Forfeited or cancelled	(1,476,562)	10.50		-
Outstanding at June 30, 2023	2,869,837	$10.31	8.80	$-

Summary of Restricted Stock Units Activity

The following table presents a summary of restricted stock units activity:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Outstanding at June 30, 2023	1,162,439	$4.98
Granted	1,794,562	1.03
Vested	(233,311)	3.31
Forfeited or cancelled	(132,881)	6.51
Outstanding at September 30, 2023	2,590,809	$2.32

The following table presents a summary of restricted stock units activity for the years presented:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Outstanding at June 30, 2021	-	$-
Granted	1,902,068	8.14
Vested	-	-
Forfeited or cancelled	-	-
Outstanding at June 30, 2022	1,902,068	$8.14
Granted	670,046	2.98
Vested	(840,186)	8.34
Forfeited or cancelled	(569,489)	8.22
Outstanding at June 30, 2023	1,162,439	$4.98

Summary of Changes in Repurchases of Common Stock and Warrants

The table below summarizes the changes in repurchases of common stock and warrants:

Common Stock and Warrants
Balance at June 30, 2021	-
Repurchases of common stock	2,871,894
Repurchases of warrants	181,553
Balance at June 30, 2022	3,053,447
Repurchases of common stock	-
Repurchases of warrants	171,994
Balance at June 30, 2023	3,225,441